Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Note 20 – Contingencies
When we become aware of a matter involving uncertainty for which we may incur a loss, we assess the likelihood of any loss. If a loss contingency is probable and the amount of the loss can be reasonably estimated, we record an accrual for the loss. In such cases, there may be an exposure to potential loss in excess of the amount accrued. Where a loss is not probable but is reasonably possible or where a loss in excess of the amount accrued is reasonably possible, we disclose an estimate of the amount of the loss or range of possible losses for the claim if a reasonable estimate can be made, unless the amount of such reasonably possible loss is not material to our financial position, results of operations or cash flows. If a reasonable estimate of loss cannot be made, we do not accrue for any loss or disclose any estimate of exposure to potential loss. An assessment regarding the ultimate outcome of any such matter involves judgments about future events, actions and circumstances that are inherently uncertain. The actual outcome could differ materially. Where we have retained external legal counsel or other professional advisers, such advisers assist us in making such assessments.
Litigation
In the ordinary course of business, we are routinely a defendant in, or a party or potential party to, many threatened and pending legal proceedings, including proceedings brought on behalf of various classes of claimants and those brought derivatively on behalf of Ocwen against certain current or former officers and directors.
These proceedings are generally based on alleged violations of federal, state and local laws and regulations governing our mortgage servicing and lending activities, including wrongful foreclosure and eviction actions, allegations of wrongdoing in connection with lender-placed insurance arrangements, claims relating to our pre-foreclosure property preservation activities, claims relating to our written and telephonic communications with our borrowers and claims related to our payment and other processing operations. In some of these proceedings, claims for substantial monetary damages are asserted against us. To address the claims in the small number of proceedings brought derivatively by purported shareholders, the independent directors of the Board have established a Special Litigation Committee to investigate the shareholders’ allegations. In our opinion, the resolution of the vast majority of these proceedings will not have a material effect on our financial condition, results of operations or cash flows.
In view of the inherent difficulty of predicting the outcome of any threatened or pending legal proceedings, particularly where the claimants seek very large or indeterminate damages or where the matters present novel legal theories or involve a large number of parties, we generally cannot predict what the eventual outcome of such proceedings will be, what the timing of the ultimate resolution will be, or what the eventual loss, if any, will be. Any material adverse resolution could materially and adversely affect our business, reputation, financial condition and results of operations.
Where we determine that a loss contingency is probable in connection with a pending or threatened legal proceeding and the amount of our losses can be reasonably estimated, we record an accrual for the losses. Excluding expenses of internal or external legal counsel, we have accrued $16.7 million as of September 30, 2015 for losses relating to threatened and pending litigation pertaining to our mortgage servicing practices that we believe are probable and reasonably estimable based on current information regarding these matters. Where we determine that a loss is not probable but is reasonably possible or where a loss in excess of the amount accrued is reasonably possible, we disclose an estimate of the amount of the loss or range of possible losses for the claim if a reasonable estimate can be made, unless the amount of such reasonably possible loss is not material to our financial position, results of operations or cash flows. It is possible that we will incur losses relating to threatened and pending litigation pertaining to our mortgage servicing practices that materially exceed the amount accrued. We cannot currently estimate the amount, if any, of reasonably possible losses above amounts that have been recorded at September 30, 2015.
Following our announcement on August 12, 2014 that we intended to restate our financial statements for the fiscal year ended December 31, 2013 and the quarter ended March 31, 2014, and amend our Annual Report on Form 10-K for the fiscal year ended December 31, 2013 and our Quarterly Report on Form 10-Q for the quarter ended March 31, 2014, putative securities fraud class action lawsuits have been filed against Ocwen and certain of its officers and directors regarding such restatements and amendments. Those lawsuits have been consolidated and are pending in federal court in Florida. After Ocwen signed a Consent Order with the NYDFS on December 22, 2014, the consolidated class action complaint was amended to include allegations relating to that Consent Order and other matters. In January 2015, Ocwen was named as a defendant in a separate consolidated securities fraud class action that has been brought on behalf of a putative class of Altisource shareholders. On September 4, 2015, the presiding federal court dismissed both the above-referenced consolidated class action and the above-referenced consolidated securities fraud class action. Both of those actions have since been re-filed in federal court. Additional lawsuits may be filed and, at this time, Ocwen is unable to predict the outcome of these lawsuits, the possible loss or range of loss, if any, associated with the resolution of these lawsuits or any potential impact they may have on us or our operations. Ocwen and the other defendants intend to vigorously defend against these lawsuits. If our efforts to defend these lawsuits are not successful, our business, financial condition and results of operations could be adversely affected.
In several recent court actions, mortgage loan sellers against whom repurchase claims have been asserted based on alleged breaches of representations and warranties are defending on various grounds including the expiration of statutes of limitation, lack of notice and opportunity to cure, and vitiation of the obligation to repurchase as a result of foreclosure or charge-off of the loan. We have entered into tolling agreements with respect to our role as servicer for a very small number of securitizations and may enter into additional tolling agreements in the future. Other court actions have been filed against certain RMBS trustees alleging that the trustees breached their contractual and statutory duties by, among other things, failing to require the loan servicers to abide by the servicers’ obligations and failing to declare that certain alleged servicing events of default under the applicable contracts occurred.
Ocwen is a third-party defendant in certain of these actions, is the servicer for certain securitizations involved in other such actions and is the servicer for other securitizations as to which actions have been threatened by certificate holders. We intend to vigorously defend ourselves in the lawsuits to which we have been named a party. Should Ocwen be made a party to other similar actions or should Ocwen be asked to indemnify any parties to such actions, we may need to defend allegations that we failed to service loans in accordance with applicable agreements and that such failures prejudiced the rights of repurchase claimants against loan sellers or otherwise diminished the value of the trust collateral. We believe that any such allegations would be without merit and, if necessary, would vigorously defend against them. At this time, we are unable to predict the ultimate outcome of these lawsuits, the possible loss or range of loss, if any, associated with the resolution of these lawsuits or any potential impact they may have on us or our operations. If, however, we were required to compensate claimants for losses related to the alleged loan servicing breaches, then our business, financial condition and results of operations could be adversely affected.
In addition, a number of RMBS trustees have received notices of default alleging material failures by servicers to comply with applicable servicing agreements. For example, certain investors claiming to hold at least 25% ownership interest in 119 RMBS trusts serviced by Ocwen have submitted to the respective trustees of those trusts a Notice of Non-Performance, alleging that we have materially breached our obligations under the servicing agreements in those trusts. The Notice further alleged that our conduct, if not timely cured, would give rise to events of default under the applicable servicing agreements, on the basis of which we could potentially be terminated as servicer for the 119 Trusts. Ocwen denies the allegations in the Notice and intends to vigorously rebut them. Since the Notice was issued, Ocwen has been directed by the trustee for two of the trusts to transfer its servicing to another loan servicing company based on ratings downgrades. There is a risk that Ocwen could be replaced as servicer on the remaining trusts at issue in the Notice, that the trustees could take legal action on behalf of the trust certificateholders, or, under certain circumstances, that the investors who issued the Notice could seek to press their allegations against Ocwen, independent of the trustees. We are unable at this time to predict what, if any, actions the trustees will take in response to the Notice, nor can we predict at this time the potential loss or range of loss, if any, associated with the resolution of the Notice or the potential impact on our operations. If Ocwen were to be terminated as servicer, or other related legal actions were pursued against Ocwen, it could have an adverse effect on Ocwen’s business, financing activities, financial condition and results of operations.
Regulatory
We are subject to a number of ongoing federal and state regulatory examinations, inquiries, requests for information and other actions.
New York Department of Financial Services
In December 2012, we entered into a consent order with the New York Department of Financial Services (NY DFS) in which we agreed to the appointment of a Monitor to oversee our compliance with an Agreement on Servicing Practices that we had entered into with the NY DFS in September 2011. After the Monitor began its work in 2013, the NY DFS began an investigation into Ocwen’s compliance with the servicing requirements specified in the Agreement on Servicing Practices as well as New York State laws and regulations relating to the servicing of residential mortgages.
Effective December 19, 2014, Ocwen reached a settlement with the NY DFS related to this investigation and entered into a consent order (the NY Consent Order) with the NY DFS to reflect such settlement. The settlement included monetary and non-monetary provisions including the payment of a civil monetary penalty of $100.0 million and restitution in the amount of $50.0 million to certain New York borrowers. Non-monetary provisions include: the appointment of an independent Operations Monitor who will among other responsibilities, review and assess the adequacy and effectiveness of our operations, including providing periodic reporting on findings and progress, and review transactions with Altisource, HLSS, AAMC and Residential; the appointment of two additional independent directors to the Board of Directors; the resignation of William C. Erbey as an officer and director, as of January 16, 2015, as well as from the boards of Altisource, HLSS, AAMC and Residential; and restrictions on the ability and/or timing of any future MSR acquisitions which effectively prohibit any such future acquisitions until we have satisfied certain specified conditions.
National Mortgage Settlement
In February 2014, the Ocwen National Mortgage Settlement involving the CFPB and various state attorneys general and other state agencies that regulate the mortgage servicing industry (NMS Regulators), relating to various allegations regarding deficient mortgage servicing practices, including those with respect to foreclosures, was memorialized by a consent order entered by the United States District Court for the District of Columbia.
We are tested on a quarterly basis on various metrics to ensure compliance with the Ocwen National Mortgage Settlement. These metrics relate to various aspects of our servicing business, and each has a proscribed error threshold. These metrics are tested by a dedicated group of Ocwen employees who do not report to the servicing business and are referred to as the Internal Review Group (IRG). The IRG tests these metrics, and reports their findings to the professional firms employed by the Office of Mortgage Settlement Oversight (OMSO). OMSO has ultimate authority to accept or reject the IRG’s findings, and OMSO reports its findings to the District Court.
Exceeding the metric error rate threshold for the first time does not result in a violation of the settlement, but rather it is deemed a “potential violation” which then is subject to a cure period. Any potential violation requires us to submit a corrective action plan (CAP) to OMSO for approval and review, and all testing for that metric is suspended until the CAP is completed. Following the completion of the CAP, testing on that metric resumes by the IRG and any further fails in the cure period or the quarter following that cure period would subject us to financial penalties. These penalties start at an amount of not more than $1.0 million for the first uncured violation and increase to an amount of not more than $5.0 million for the second uncured violation. It is also possible that if we are found to have caused borrower harm, we would be subject to costs to remediate that harm. In addition, in the event that there were widespread metric failures, it is possible that OMSO and/or the District Court could determine that we were generally violating the settlement and seek to impose a broader range of financial or injunctive penalties on us.
In December 2014, OMSO identified two issues involving Ocwen’s compliance with the Ocwen National Mortgage Settlement. The first concerned the adequacy and independence of our IRG, which is responsible for reporting on Ocwen’s compliance with the settlement. The second issue concerned the letter dating issues raised by the NY DFS. OMSO’s report identified the steps that Ocwen had taken to remediate these issues and acknowledged Ocwen’s cooperation. OMSO’s December report indicated its plans to re-test certain metrics, and to issue supplemental reports upon completion of that work.
In May 2015, OMSO issued another compliance report following up on that of December 2014. This report detailed additional changes that Ocwen had made to its IRG and described the work performed by OMSO to retest certain metrics previously tested by the Ocwen IRG for the first quarter of 2014. OMSO’s report indicated that the various steps taken by Ocwen in connection with its IRG demonstrated “measurable improvement” since the December 2014 report. OMSO further reported that its retesting of metrics for the first quarter of 2014 revealed that it only disagreed with the Ocwen IRG’s assessment for one out of the nine metrics subject to retesting. This metric relates to the timeliness of letters informing borrowers of missing items in their loss mitigation packages. Because Ocwen’s own IRG had self-identified this issue before the re-testing, Ocwen had already implemented a corrective action plan to send out new correspondence and place certain loans on a foreclosure hold until such borrowers were given time to complete their applications. OMSO approved that CAP on May 27, 2015. OMSO’s latest report, issued on October 22, 2015, provided an update on that CAP and indicated that Ocwen’s implementation of the plan continued under OMSO’s supervision.
We continue to work cooperatively with OMSO on resolving these issues, and the letter dating issues are currently under a CAP. While, to date, these issues have not resulted in financial penalties, if we do not comply with the Ocwen National Mortgage Settlement, we could become subject to financial penalties or other regulatory action could be taken against us.
Securities and Exchange Commission
On April 28, 2014, we received a letter from the staff of the New York Regional Office of the SEC (the Staff) informing us that it was conducting an investigation relating to Ocwen and making a request for voluntary production of documents and information relating to the April 22, 2014 surrender of certain options to purchase our common stock by Mr. Erbey, our former Executive Chairman, including the 2007 Equity Incentive Plan and the related option grant and surrender documents. On June 12, 2014, we received a subpoena from the SEC requesting production of various documents relating to our business dealings with Altisource, HLSS, AAMC and Residential and the interests of our directors and executive officers in these companies. Following the announcement on August 12, 2014 that we intended to amend our Annual Report on Form 10-K for the fiscal year ended December 31, 2013 and our Quarterly Report on Form 10-Q for the quarter ended March 31, 2014, we received an additional subpoena on September 11, 2014 in relation to such amendments. In addition, we received a further subpoena on November 20, 2014 requesting certain documents related to Ocwen’s agreement with Southwest Business Corporation, and related to Mr. Erbey’s approvals for specifically enumerated board actions. We have cooperated with the SEC in its investigation and believe that the investigation is substantially completed.
We and the Staff have reached an agreement in principle to resolve the SEC investigation. Subject to documentation of a definitive settlement and final approval by the Commission of the SEC, the terms of the proposed resolution include that we, without admitting or denying liability, will pay a $2.0 million civil money penalty and consent to the entry of an administrative order requiring that we cease and desist from any violations of Sections 13(a), 13(b)(2)(A), and 13(b)(2)(B) of the Exchange Act and certain related SEC rules promulgated thereunder. Accordingly, we have accrued $2.0 million as of September 30, 2015 with respect to the proposed resolution as we believe this loss is probable and reasonably estimable based on current information. There can be no assurance that the proposed resolution will be finalized and approved by the Commission on the terms currently contemplated. In the event the proposed resolution is not so finalized and approved, we intend to vigorously defend ourselves.
Separately, on February 10, 2015, we received a letter from the Staff informing us that it was conducting an investigation relating to the use of collection agents by mortgage loan servicers. The letter requested that we voluntarily produce documents and information. We believe that the February 10, 2015 letter was also sent to other companies in the industry. We are cooperating with the Staff on this matter.
California Department of Business Oversight
Effective January 23, 2015, OLS reached an agreement with the California Department of Business Oversight (CA DBO) relating to Ocwen’s failure to produce certain information and documents during a routine licensing examination, which resulted in the CA DBO withdrawing its notice of hearing to suspend OLS’ license in California. OLS and the CA DBO entered into a Consent Order pursuant to the California Residential Mortgage Lending Act (the CA Consent Order) with the CA DBO to reflect such settlement. The CA Consent Order addresses and resolves the examination disputes between the CA DBO and OLS, and does not involve any accusation or admission of wrongdoing with regard to OLS’ servicing practices.
Under the terms of the CA Consent Order, OLS paid the CA DBO a penalty of $2.5 million plus costs associated with the examination. We accrued the $2.5 million penalty as of December 31, 2014. OLS also agreed to cease acquiring any additional MSRs for loans secured in California until the CA DBO is satisfied that OLS can satisfactorily respond to the requests for information and documentation made in the course of a regulatory exam.
In addition, the CA DBO has selected an independent third-party auditor (the CA Auditor) to assess OLS’ compliance with laws and regulations impacting California borrowers for an initial term of two years, extendable at the discretion of the CA DBO. OLS will pay all reasonable and necessary costs of the CA Auditor. The CA Auditor will report periodically on its findings and progress and OLS will submit to the CA DBO a written plan to address and implement corrective measures and address any deficiencies identified by the CA Auditor.
General
In addition to the above matters, our mortgage origination and servicing businesses require one or more licenses in the various jurisdictions where properties secured by mortgages are located. Our licensed entities are required to renew their licenses, typically on an annual basis, and to do so they must satisfy the license renewal requirements of each jurisdiction, which in some cases include the requirement to provide audited financial statements. The same agencies that issue licenses to us engage in regular supervisory examinations of the licensable activities. In addition, we are subject to supervision by the CFPB at the federal level, and it similarly has the authority to conduct regulatory examinations, in addition to its enforcement and investigatory powers. These examinations are part of our ordinary course business activities, and the mere existence of an examination is not typically indicative of anything unusual or material as to that business. In addition, we also receive information requests and other inquiries, both formal and informal in nature, from these agencies as part of their general regulatory oversight of our origination and servicing businesses.
We also have regular engagements with not only our state financial regulators, but also the attorneys general in the various states and the CFPB to address individual borrower complaints that they bring to our attention, or to respond to information requests and other inquiries. Many of these matters are brought to our attention as a complaint that the entity is investigating, although some are formal investigations or proceedings.
To the extent that an examination or other regulatory engagement reveals a failure by us to comply with applicable law, regulation or licensing requirement, or if we fail to comply with the commitments we have made with respect to the foregoing regulatory actions or if other regulatory actions of a similar or different nature are taken in the future against us, this could lead to (i) loss of our licenses and approvals to engage in our servicing and lending businesses, (ii) governmental investigations and enforcement actions, (iii) administrative fines and penalties and litigation, (iv) civil and criminal liability, including class action lawsuits, (v) breaches of covenants and representations under our servicing, debt or other agreements, (vi) inability to raise capital and (vii) inability to execute on our business strategy. Any of these occurrences could increase our operating expenses and reduce our revenues, hamper our ability to grow or otherwise materially and adversely affect our business, reputation, financial condition and results of operations.
Loan Put-Back and Related Contingencies
We have exposure to origination representation, warranty and indemnification obligations because of our lending, sales and securitization activities and our acquisitions to the extent we assume one or more of these obligations and in connection with our servicing practices. At September 30, 2015, we had outstanding representation and warranty repurchase demands of $101.1 million UPB (516 loans). At September 30, 2014, the outstanding UPB of representation and warranty repurchase demands was $108.2 million (578 loans). We review each demand and monitor through resolution, primarily through rescission, loan repurchase or make-whole payment.
The following table presents the changes in our liability for representation and warranty obligations, compensatory fees for foreclosures that may ultimately exceed investor timelines and related indemnification obligations for the nine months ended September 30:

	2015	2014
Beginning balance	$132,918	$192,716
Provision for representation and warranty obligations	1,695	5,076
New production reserves	664	820
Charge-offs and other (1)	(48,404)	(54,776)
Ending balance	$86,873	$143,836

(1)	Includes principal and interest losses realized in connection with repurchased loans, make-whole, indemnification and fee payments and settlements net of recoveries, if any.
We believe that it is reasonably possible that losses beyond amounts currently recorded for potential representation and warranty obligations and other claims described above could occur, and such losses could have an adverse impact on our results of operations, financial condition or cash flows. However, based on currently available information, we are unable to estimate a range of reasonably possible losses above amounts that have been recorded at September 30, 2015.

Note 28 — Contingencies
When we become aware of a matter involving uncertainty for which we may incur a loss, we assess the likelihood of any loss. If a loss contingency is probable and the amount of the loss can be reasonably estimated, we record an accrual for the loss. In such cases, there may be an exposure to potential loss in excess of the amount accrued. Where a loss is not probable but is reasonably possible or where a loss in excess of the amount accrued is reasonably possible, we disclose an estimate of the amount of the loss or range of possible losses for the claim if a reasonable estimate can be made, unless the amount of such reasonably possible loss is not material to our financial position, results of operations or cash flows. If a reasonable estimate of loss cannot be made, we do not accrue for any loss or disclose any estimate of exposure to potential loss. An assessment regarding the ultimate outcome of any such matter involves judgments about future events, actions and circumstances that are inherently uncertain. The actual outcome could differ materially. Where we have retained external legal counsel or other professional advisors, such advisors assist us in making such assessments.
Litigation
In the ordinary course of business, we are routinely a defendant in, or a party or potential party to, many threatened and pending legal proceedings, including proceedings brought on behalf of various classes of claimants and those brought derivatively on behalf of Ocwen against certain current or former officers and directors.
These proceedings are generally based on alleged violations of federal, state and local laws and regulations governing our mortgage servicing and lending activities, including wrongful foreclosure and eviction actions, allegations of wrongdoing in connection with lender-placed insurance arrangements, claims relating to our pre-foreclosure property preservation activities and claims related to our payment and other processing operations. In some of these proceedings, claims for substantial monetary damages are asserted against us. To address the claims in those handful of proceedings brought derivatively by purported shareholders, the independent directors of the Board have established a Special Litigation Committee to investigate the shareholders’ allegations. In our opinion, the resolution of the vast majority of these proceedings will not have a material effect on our financial condition, results of operations or cash flows.
In view of the inherent difficulty of predicting the outcome of any threatened or pending legal proceedings, particularly where the claimants seek very large or indeterminate damages or where the matters present novel legal theories or involve a large number of parties, we generally cannot predict what the eventual outcome of such proceedings will be, what the timing of the ultimate resolution will be, or what the eventual loss, if any, will be.
Where we determine that a loss contingency is probable in connection with a pending or threatened legal proceeding and the amount of our losses can be reasonably estimated, we record an accrual for the losses. Excluding expenses of internal or external legal counsel, we have accrued $16.1 million as of December 31, 2014 for losses relating to threatened and pending litigation pertaining to our mortgage servicing practices that we believe are probable and reasonably estimable based on current information regarding these matters. Where we determine that a loss is not probable but is reasonably possible or where a loss in excess of the amount accrued is reasonably possible, we disclose an estimate of the amount of the loss or range of possible losses for the claim if a reasonable estimate can be made, unless the amount of such reasonably possible loss is not material to our financial position, results of operations or cash flows. It is possible that we will incur losses relating to threatened and pending litigation pertaining to our mortgage servicing practices that materially exceed the amount accrued. We cannot currently estimate the amount, if any, of reasonably possible losses above amounts that have been recorded at December 31, 2014.
Following our announcement on August 12, 2014 that we intended to restate our financial statements for the fiscal year ended December 31, 2013 and the quarter ended March 31, 2014, and amend our Annual Report on Form 10-K for the fiscal year ended December 31, 2013 and our Quarterly Report on Form 10-Q for the quarter ended March 31, 2014, putative securities fraud class action lawsuits have been filed against Ocwen and certain of its officers and directors regarding such restatements and amendments. Those lawsuits have been consolidated and are pending in federal court in Florida. After Ocwen signed a Consent Order with the NYDFS on December 22, 2014, the consolidated class action complaint was amended to include allegations relating to that Consent Order and other matters. In January 2015, Ocwen was named as a defendant in a separate consolidated securities fraud class action that has been brought on behalf of a putative class of Altisource Portfolio Solutions, S.A. shareholders. Ocwen and the other defendants intend to vigorously defend against these lawsuits. Additional lawsuits may be filed and, at this time, Ocwen is unable to predict the outcome of these lawsuits, the possible loss or range of loss, if any, associated with the resolution of these lawsuits or any potential impact they may have on us or our operations. If our efforts to defend these lawsuits are not successful, our business, financial condition and results of operations could be adversely affected.
In several recent court actions, mortgage loan sellers against whom repurchase claims have been asserted based on alleged breaches of representations and warranties are defending on various grounds including the expiration of statutes of limitation, lack of notice and opportunity to cure, and vitiation of the obligation to repurchase as a result of foreclosure or charge-off of the loan. We have entered into tolling agreements with respect to our role as servicer for a very small number of securitizations and may enter into additional tolling agreements in the future. Other court actions have been filed against certain RMBS trustees alleging that the trustees breached their contractual and statutory duties by, among other things, failing to require the loan servicers to abide by the servicers’ obligations and failing to declare that certain alleged servicing events of default under the applicable contracts occurred.
Ocwen is a third-party defendant in one of these actions, is the servicer for certain securitizations involved in other such actions and is the servicer for other securitizations as to which actions have been threatened by certificate holders. We intend to vigorously defend ourselves in the lawsuit to which we have been named a party. Should Ocwen be made a party to other similar actions or should Ocwen be asked to indemnify any parties to such actions, we may need to defend allegations that we failed to service loans in accordance with applicable agreements and that such failures prejudiced the rights of repurchase claimants against loan sellers or otherwise diminished the value of the trust collateral. We believe that any such allegations would be without merit and, if necessary, would vigorously defend against them. At this time, we are unable to predict the ultimate outcome of these lawsuits, the possible loss or range of loss, if any, associated with the resolution of these lawsuits or any potential impact they may have on us or our operations. If, however, we were required to compensate claimants for losses related to the alleged loan servicing breaches, then our business, financial condition and results of operations could be adversely affected.
In addition, a number of RMBS trustees have received notices of default alleging material failures by servicers to comply with applicable servicing agreements. For example, certain investors claiming to hold at least 25% ownership interest in 119 RMBS trusts serviced by Ocwen have submitted to the respective trustees of those trusts a Notice of Non-Performance, alleging that we have materially breached our obligations under the servicing agreements in those trusts. The Notice further alleged that our conduct, if not timely cured, would give rise to events of default under the applicable servicing agreements, on the basis of which we could potentially be terminated as servicer for the 119 Trusts. Ocwen denies the allegations in the Notice and intends to vigorously rebut them. Since the Notice was issued, Ocwen has been directed by the trustee for two of the trusts to transfer its servicing to another loan servicing company based on ratings downgrades. There is a risk that Ocwen could be replaced as servicer on the remaining trusts at issue in the Notice, that the Trustees could take legal action on behalf of the trust certificateholders, or, under certain circumstances, that the investors who issued the Notice could seek to press their allegations against Ocwen, independent of the trustees. We are unable at this time to predict what, if any, actions the trustees will take in response to the Notice, nor can we predict at this time the potential loss or range of loss, if any, associated with the resolution of the Notice or the potential impact on our operations. If Ocwen were to be terminated as servicer, or other related legal actions were pursued against Ocwen, it could have an adverse effect on Ocwen’s business, financing activities, financial condition and results of operations.
Regulatory
We are subject to a number of pending federal and state regulatory investigations, examinations, inquiries, requests for information and other actions, including those discussed below.
New York Department of Financial Services
In December 2012, we entered into a consent order with the NY DFS in which we agreed to the appointment of a Monitor to oversee our compliance with an Agreement on Servicing Practices. The Monitor began work in 2013. We devote substantial resources to regulatory compliance, and we incur, and expect to continue to incur, significant ongoing costs with respect to compliance in connection with the Agreement on Servicing Practices and the work of the Monitor, as well as in connection with the consent order discussed below.
Effective December 19, 2014, Ocwen reached a settlement with the NY DFS related to these matters and entered into a consent order (the NY Consent Order) with the NY DFS to reflect such settlement. A summary of the terms of the settlement reflected in the NY Consent Order follows.
Settlement Summary of Monetary Provisions

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Ocwen paid a civil monetary penalty of $100.0 million to the NY DFS on December 31, 2014, which will be used by the State of New York for housing, foreclosure relief and community redevelopment programs.

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Ocwen also paid $50.0 million on December 31, 2014 as restitution to current and former New York borrowers in the form of $10,000 (in dollars) to each borrower whose home was foreclosed upon by Ocwen between January 2009 and December 19, 2014, with the balance distributed equally among borrowers who had foreclosure actions filed, but not completed, by Ocwen between January 2009 and December 19, 2014.

Settlement Summary of Non-Monetary Provisions
Borrower Assistance
Beginning February 20, 2015, and for two years, Ocwen will:

•	provide upon request by a New York borrower a complete loan file at no cost to the borrower;

•	provide every New York borrower who is denied a loan modification, short sale or deed-in-lieu of foreclosure with a detailed explanation of how this determination was reached; and

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provide one free credit report per year, at Ocwen’s expense, to any New York borrower on request if Ocwen made a negative report to any credit agency from January 1, 2010, and Ocwen will make staff available for borrowers to inquire about their credit reporting, dedicating resources necessary to investigate such inquiries and correct any errors.

Operations Monitor

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The NY DFS will appoint an independent Operations Monitor to review and assess the adequacy and effectiveness of Ocwen’s operations. The Operations Monitor’s term will extend for two years from its engagement, and the NY DFS may extend the engagement another 12 months at its sole discretion.

•	The Operations Monitor will recommend and oversee implementation of corrections, and establish progress benchmarks when it identifies weaknesses.

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The Operations Monitor will report periodically on its findings and progress. The currently existing Monitor will remain in place for at least three months and then for a short transitional period to facilitate an effective transition to the Operations Monitor.

Related Companies

•	The Operations Monitor will review and approve Ocwen’s benchmark pricing and performance studies semi-annually with respect to all fees or expenses charged to New York borrowers by any related party.

•	Ocwen will not share any common officers or employees with any related party and will not share risk, internal audit or vendor oversight functions with any related party.

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Any Ocwen employee, officer or director owning more than $200,000 (in dollars) equity ownership in any related party will be recused from negotiating or voting to approve a transaction with the related party in which the employee, officer or director has such equity ownership, or any transaction that indirectly benefits such related party, if the transaction involves $120,000 (in dollars) or more in revenue or expense.

Corporate Governance

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Ocwen agreed to add two independent directors (after consultation with the Monitor) who do not own equity in any related party. These two independent directors were appointed to the Board of Directors on January 20, 2015.

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As of January 16, 2015, William C. Erbey stepped down as an officer and director of Ocwen, as well as from the boards of Altisource, HLSS, Residential and AAMC. Mr. Barry Wish, a current member of the Board, assumed the role of non-executive Chairman.

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The Operations Monitor will review Ocwen’s current committees of the Board of Directors and will consult with the Board relating to the committees. This will include determining which decisions should be committed to independent directors’ oversight, such as approval of transactions with related parties, transactions to acquire mortgage servicing rights, sub-servicing rights or otherwise to increase the number of serviced loans, and new relationships with third-party vendors.

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The Board will work closely with the Operations Monitor to identify operations issues and ensure that they are addressed. The Board will consult with the Operations Monitor to determine whether any member of senior management should be terminated or whether additional officers should be retained to achieve the goals of complying with this NY Consent Order.

MSR Purchases

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Ocwen may acquire MSRs upon (a) meeting benchmarks specified by the Operations Monitor relating to Ocwen’s boarding process for newly acquired MSRs and its ability to adequately service newly acquired MSRs and its existing loan portfolio, and (b) the NY DFS’s approval, not to be unreasonably withheld.

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These benchmarks will address the compliance plan, a plan to resolve record keeping and borrower communication issues, the reasonableness of fees and expenses in the servicing operations, development of risk controls for the boarding process, and development of a written boarding plan assessing potential risks and deficiencies in the boarding process.

National Mortgage Settlement
In December 2013, we entered into the Ocwen National Mortgage Settlement, which was subject to court approval, involving the CFPB and various state attorneys general and other state agencies that regulate the mortgage servicing industry (NMS Regulators). In February 2014, the United States District Court for the District of Columbia entered a consent order memorializing the settlement. The settlement has four key elements:

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A commitment by Ocwen to service loans in accordance with specified servicing guidelines and to be subject to oversight by an independent national monitor for three years. Ocwen was previously subject to substantially the same guidelines and oversight with respect to the portion of its servicing portfolio acquired from ResCap in early 2013, and these loans will also be subject to these provisions.

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A payment of $127.3 million to a consumer relief fund to be disbursed by an independent administrator to eligible borrowers. In May 2014, Ocwen satisfied this obligation with regard to the consumer relief fund. Pursuant to indemnification and loss sharing provisions of applicable acquisition documents, the former owners of certain servicing portfolios previously acquired by Ocwen are responsible for approximately $60.4 million of that sum, of which $49.0 million has been paid to Ocwen as of December 31, 2014.

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A commitment by Ocwen to continue its principal forgiveness modification programs to delinquent and underwater borrowers, including underwater borrowers at imminent risk of default, in an aggregate amount of at least $2.0 billion over three years, when permitted by the applicable servicing agreements. These and all of Ocwen’s other loan modifications are designed to be sustainable for homeowners while providing a net present value for loan investors that is superior to that of foreclosure.

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Ocwen and the former owners of certain of the acquired servicing portfolios received from the NMS Regulators comprehensive releases, subject to certain exceptions, from liability with respect to residential mortgage servicing, modification and foreclosure practices.

In a similar manner to large banks that have entered into similar settlements, Ocwen is tested on a quarterly basis on various metrics to ensure compliance with the Ocwen National Mortgage Settlement. These metrics relate to various aspects of our servicing business, and each has a proscribed error threshold. These metrics are tested by a dedicated group of Ocwen employees who do not report to the servicing business and are referred to as the Internal Review Group (IRG). The IRG tests these metrics, and reports their findings to the professional firms employed by the Office of Mortgage Settlement Oversight (OMSO). OMSO has ultimate authority to accept or reject the IRG’s findings, and OMSO reports its findings to the District Court.
Exceeding the metric error rate threshold for the first time does not result in a violation of the settlement, but rather it is deemed a “potential violation” which then is subject to a cure period. Any potential violation requires us to submit a corrective action plan (CAP) to OMSO for approval and review, and all testing for that metric is suspended until the CAP is completed. Following the completion of the CAP, testing on that metric resumes by the IRG and any further fails in the cure period or the quarter following that cure period would subject us to financial penalties. These penalties start at an amount of not more than $1.0 million for the first uncured violation and increase to an amount of not more than $5.0 million for the second uncured violation. It is also possible that if we are found to have caused borrower harm, we would be subject to costs to remediate that harm. In addition, in the event that there were widespread metric failures, it is possible that OMSO and/or the District Court could determine that we were generally violating the settlement and seek to impose a broader range of financial or injunctive penalties on us.
In December 2014, OMSO identified two issues involving Ocwen’s compliance with the Ocwen National Mortgage Settlement. The first concerned the adequacy and independence of our IRG, which is responsible for reporting on Ocwen’s compliance with the settlement. The second issue concerned the letter dating issues raised by the NY DFS. OMSO’s report identified the steps that Ocwen had taken to remediate these issues, and acknowledged Ocwen’s cooperation.
In May 2015, OMSO issued another compliance report following up on that of December 2014.  This report detailed additional changes that Ocwen had made to its IRG and described the work performed by OMSO to retest certain metrics previously tested by the Ocwen IRG for the first quarter of 2014. OMSO’s report indicated that the various steps taken by Ocwen in connection with its IRG demonstrated “measurable improvement” since the December 2014 report. OMSO further reported that its retesting of metrics for the first quarter of 2014 revealed that it only disagreed with the Ocwen IRG’s assessment for one out of the nine metrics subject to retesting. Ocwen has not objected to the determination on that one metric and will develop a corrective action plan for that potential violation.
We continue to work cooperatively with OMSO on resolving these issues, and the letter dating issues are currently under a CAP. While, to date, these issues have not resulted in financial penalties, if we do not comply with the Ocwen National Mortgage Settlement, we could become subject to financial penalties or other regulatory action could be taken against us. As announced in the fourth quarter of 2014, we have established a remediation plan to address the letter dating issues raised by the NY DFS. As part of that remediation plan, we anticipate offering monetary compensation to our borrowers that may have received misdated correspondence and who may have suffered pecuniary harm. We accrued $15.0 million as of December 31, 2014 for losses that we believe are probable and reasonably estimable to cover costs associated with our remediation plan.
Securities and Exchange Commission
On April 28, 2014, we received a letter from the staff of the New York Regional Office of the SEC (the Staff) informing us that it was conducting an investigation relating to Ocwen and making a request for voluntary production of documents and information relating to the April 22, 2014 surrender of certain options to purchase our common stock by Mr. Erbey, our former Executive Chairman, including the 2007 Equity Incentive Plan and the related option grant and surrender documents. On June 12, 2014, we received a subpoena from the SEC requesting production of various documents relating to our business dealings with Altisource, HLSS, AAMC and Residential and the interests of our directors and executive officers in these companies. Following the above-described announcement on August 12, 2014 that we intended to amend our Annual Report on Form 10-K for the fiscal year ended December 31, 2013 and our Quarterly Report on Form 10-Q for the quarter ended March 31, 2014, we received an additional subpoena on September 11, 2014 in relation to such amendments. In addition, we received a further subpoena on November 20, 2014 requesting certain documents related to Ocwen’s agreement with Southwest Business Corporation, and related to Mr. Erbey’s approvals for specifically enumerated board actions. On February 10, 2015, we received a letter from the Staff informing us that it was conducting an investigation relating to mortgage loan servicer use of collection agents, and it made a request for the voluntary production of documents and information. We believe that the February 10, 2015 letter was also sent to other companies in the industry. We are cooperating with the Staff on these matters.
California Department of Business Oversight
Effective January 23, 2015, OLS reached an agreement with the CA DBO relating to Ocwen’s failure to produce certain information and documents during a routine licensing examination, which resulted in the CA DBO withdrawing its notice of hearing to suspend OLS’ license in California. OLS and the CA DBO entered into a Consent Order pursuant to the California Residential Mortgage Lending Act (the CA Consent Order) with the CA DBO to reflect such settlement. The CA Consent Order addresses and resolves the examination disputes between the CA DBO and OLS, and does not involve any accusation or admission of wrongdoing with regard to OLS’ servicing practices.
Under the terms of the CA Consent Order, OLS paid the CA DBO a penalty of $2.5 million plus costs associated with the examination. We accrued the $2.5 million penalty as of December 31, 2014. OLS also agreed to cease acquiring any additional MSRs for loans secured in California until the CA DBO is satisfied that OLS can satisfactorily respond to the requests for information and documentation made in the course of a regulatory exam.
In addition, the CA DBO will select an independent third-party auditor (the CA Auditor) to assess OLS’s compliance with laws and regulations impacting California borrowers for an initial term of two years, extendable at the discretion of the CA DBO. OLS will pay all reasonable and necessary costs of the CA Auditor. The CA Auditor will report periodically on its findings and progress and OLS will submit to the CA DBO a written plan to address and implement corrective measures and address any deficiencies identified by the CA Auditor.
General
In addition to the above matters, our mortgage origination and servicing businesses require one or more licenses in the various jurisdictions where properties secured by mortgages are located. Our licensed entities are required to renew their licenses, typically on an annual basis, and to do so they must satisfy the license renewal requirements of each jurisdiction, which in some cases include the requirement to provide audited financial statements. The same agencies that issue licenses to us engage in regular supervisory examinations of the licensable activities. For example, during 2014 state regulators commenced 47 examinations of one or more of our areas of operation, and we closed 26 exams involving 18 states (some of which had started in prior years). As of December 31, 2014, we were aware of 21 pending examinations in 15 states. In addition, we are subject to supervision by the CFPB at the federal level, and it similarly has the authority to conduct regulatory examinations, in addition to its enforcement and investigatory powers. These examinations are part of our ordinary course business activities, and the mere existence of an examination is not typically indicative of anything unusual or material as to that business. In addition, we also receive information requests and other inquiries, both formal and informal in nature, from these agencies as part of their general regulatory oversight of our origination and servicing businesses.
We also have regular engagements with not only our state financial regulators, but also the attorneys general in the various states and the CFPB to address individual borrower complaints that they bring to our attention, or to respond to information requests and other inquiries. Many of these matters are brought to our attention as a complaint that the entity is investigating, although some are formal investigations or proceedings.
To the extent that an examination or other regulatory engagement reveals a failure by us to comply with applicable law, regulation or licensing requirement, or if we fail to comply with the commitments we have made with respect to the foregoing regulatory actions or if other regulatory actions of a similar or different nature are taken in the future against us, this could lead to (i) loss of our licenses and approvals to engage in our servicing and lending businesses, (ii) governmental investigations and enforcement actions, (iii) administrative fines and penalties and litigation, (iv) civil and criminal liability, including class action lawsuits, (v) breaches of covenants and representations under our servicing, debt or other agreements, (vi) inability to raise capital and (vii) inability to execute on our business strategy. Any of these occurrences could increase our operating expenses and reduce our revenues, hamper our ability to grow or otherwise materially and adversely affect our business, reputation, financial condition and results of operations.
Loan Put-Back and Related Contingencies
Ocwen has been a party to loan sales and securitizations dating back to the 1990s. The majority of securities issued in these transactions has been retired and is not subject to put-back risk. There is one remaining securitization with an original UPB of approximately $200.0 million where Ocwen provided representations and warranties, and the loans were originated in the last decade. Ocwen performed due diligence on each of the loans included in this securitization. The outstanding UPB of this securitization was $33.4 million at December 31, 2014, and the outstanding balance of the notes was $33.3 million. Ocwen is not aware of any inquiries or claims regarding loan put-backs for any transaction where we made representations and warranties. We do not expect loan put-backs, if any, in these transactions to result in any material change to our financial position, operating results or liquidity.
Homeward’s contracts with purchasers of originated loans contain provisions that require indemnification or repurchase of the related loans under certain circumstances. Additionally, in one of the servicing contracts that Homeward acquired in 2008 from Freddie Mac, Homeward assumed the origination representations and warranties even though it did not originate the loans. While the language in the purchase contracts varies, they contain provisions that require Homeward to indemnify purchasers of related loans or repurchase such loans if:

•	representations and warranties concerning loan quality, contents of the loan file or loan underwriting circumstances are inaccurate;

•	adequate mortgage insurance is not secured within a certain period after closing;

•	a mortgage insurance provider denies coverage; or

•	there is a failure to comply, at the individual loan level or otherwise, with regulatory requirements.
We believe that, as a result of the current market environment, many purchasers of residential mortgage loans are particularly aware of the conditions under which originators must indemnify or repurchase loans and under which such purchasers would benefit from enforcing any indemnification rights and repurchase remedies they may have.
As our lending business grows, we expect that our exposure to indemnification risks and repurchase requests is likely to increase. If home values were to decrease, our realized loan losses from loan repurchases and indemnifications may increase as well. As a result, our liability for repurchases may increase beyond our current expectations. If we are required to indemnify or repurchase loans that we originate and sell, or where we have assumed this risk on loans that we service, as discussed above, in either case resulting in losses that exceed our related liability, our business, financial condition and results of operations could be adversely affected.
We have exposure to origination representation, warranty and indemnification obligations because of our lending, sales and securitization activities and our acquisitions to the extent we assume one or more of these obligations and in connection with our servicing practices. At December 31, 2014, we had provided or assumed representation and warranty obligations in connection with $82.8 billion of UPB, covering both forward and reverse mortgage loans. At December 31, 2014, we had outstanding representation and warranty repurchase demands of $96.6 million UPB (511 loans). We review each demand and monitor through resolution, primarily through rescission, loan repurchase or make-whole payment.
The following table presents the changes in our liability for representation and warranty obligations, compensatory fees for foreclosures that may ultimately exceed investor timelines and related indemnification obligations for the following years ended December 31:

	2014	2013
Beginning balance	$192,716	$38,140
Provision for representation and warranty obligations	(1,947)	18,154
New production reserves	1,605	1,325
Obligations assumed in connection with MSR and servicing business acquisitions	—	190,658
Charge-offs and other (1)	(59,456)	(55,561)
Ending balance	$132,918	$192,716

(1)	Includes principal and interest losses realized in connection with repurchased loans, make-whole, indemnification and fee payments and settlements net of recoveries, if any.
We believe that it is reasonably possible that losses beyond amounts currently recorded for potential representation and warranty obligations and other claims described above could occur, and such losses could have an adverse impact on our results of operations, financial condition or cash flows. However, based on currently available information, we are unable to estimate a range of reasonably possible losses above amounts that have been recorded at December 31, 2014.